MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Financial Statements for the Years
Ended December 31, 1995 and 1994
and Independent Auditors' Report














INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of Maxim Series Account of Great-West Life & Annuity Insurance Company:


We have audited the accompanying statements of assets and liabilities of Maxim
Series I, Maxim Series II and Maxim Series III of Maxim Series Account of
Great-West Life & Annuity Insurance Company as of December 31, 1995, the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the two years or periods in the period then ended, including each of the investment divisions. These financial statements are the responsibility of the Series Acc

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
 An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over

In our opinion, such financial statements present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity
Insurance Company at December 31, 1995, the results of its operations for the year or period then ended, and the changes in its net assets for each of the two years or periods in the period then ended in conformity with generally accepted accounting principles.



February 7, 1996


MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF ASSETS AND LIABILITIESDECEMBER 31, 1995
                                                                    Maxim
Series IASSETS:SharesCostValue  Investments in mutual funds:    Maxim Series
Fund, Inc. (Affiliate):      Money Market\Non-Qualified42,283$42,350$42,312
    Bond\Non-Qualified72,73491,30089,467      Bond\Qualified12,62215,27215,
526      Stock Index\Qualified3,73820,2717,399      Tota
    Other assets381    Due to Great-West Life & Annuity Insurance Company(92)
    Other liabilities(31)NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
CAPITAL (Note 5)$195,833
See notes to financial statements.
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


           STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995Maxim Series
II
           ASSETS:SharesCostValue  Investments in mutual funds:    Maxim
Series Fund, Inc. (Affiliate):      Money Market\Non-Q
n-Qualified1,568,6931,953,8701,929,590      Bond\Qualified2,110,7462,657,8692
,596,349      Stock Index\Non-Qualified2,994,3624,598,1545,927,735      Stock
Index\Qualified3,978,6795,920,1057,876,319      U.S. Government Securities/
Non-Qualified6,769,155 7,486,7647,447,081      U.S. Government Securities/
Qualified4,695,0745,196,0785,165,282      Total Return/Non-Qualified3,368,
3543,874,5294,368,479    TCI Portfolios, Inc. - TCI Growth29,437298,689355,0
10    TCI Portfolios, Inc. - TCI Balanced44,211266,930311,
at-West Life & Annuity Insurance Company(3,893)    Other liabilities(155)NET
ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)$39,304,849 See
notes to financial statements.

MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF ASSETS AND LIABILITIESDECEMBER 31, 1995Maxim Series III

               ASSETS:SharesCostValue  Investments in mutual funds:    Maxim
Series Fund, Inc. (Affiliate):      Bond9,157$10,874$11,264      Corporate
Bond8,3579,4419,629      INVESCO ADR26,21325,99829,502      INVESCO Small-Cap
 Growth39,962 45,929 50,887      Mid-Cap231,945278,60
ue7,5897,6558,097      Stock Index95,903176,253189,853      Total Return87,
620111,118113,636      T. Rowe Price Equity/Income193,126225,132243,969
U.S. Government Securities120,741131,360132,833    TCI Portfolios, Inc. - TCI
 Balanced6,35443,69444,735    TCI Portfolios, Inc. - TCI Growth5,93668,89571,
592Total investments$1,322,1721,410,634
Other assets and liabilities:  Premiums due and accrued160,319  Due to Great-
West Life & Annuity Insurance Company(160)NET ASSETS APPLICABLE TO
OUTSTANDING UNITS OF CAPITAL (Note 5)$1,570,793See notes to financial statements.
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
      Stock IndexTotal ReturnMoney MarketBondInvestmentInvestment Investment
DivisionInvestment DivisionDivisionDivisionTotalNon-QualifiedQualifiedNon-
QualifiedQualifiedQualifiedNon-QualifiedMaxim IMaxim Series I
INVESTMENT INCOME$2,292$1,801$5,223$1,923$434$2,393$14,066EXPENSES- mortality and expense  risks (Note 3)5174191,057 4073764693,245NET INVESTMENT INCOME1,
7751,3824,1661,516581,92410,821NET REALIZED AND UNREALIZEDGAIN (LOSS) ON
INVESTMENTS:    Net realized gain (loss) on investments(1,240)14227324,
8388624,099
    Net change in unrealized appreciation    (depreciation) on investments
1,2056,5543,641(15,183)5,1481,365NET REALIZED AND UNREALIZED GAIN  (LOSS) ON
INVESTMENTS(35)6,6963,9149,6555,23425,464NET INCREASE IN NET ASSETSRESULTING
FROM OPERATIONS$1,775$1,347$10,862$5,430$9,713$7,158$36,285
 See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
         Money MarketBondStock IndexInvestment DivisionInvestment Division
Investment DivisionNon-QualifiedQualifiedNon-QualifiedQualifiedNon-Qualified
QualifiedMaxim Series IIINVESTMENT INCOME$104,187$102,199$122,928$154,975
$150,169$193,560EXPENSES- mortality and expense  risks (Note 3)26,32625,83628
,16435,23180,434101,991NET INVESTMENT INCOME77,86176,36394,764119,74469,73591
,569NET REALIZED AND UNREALIZEDGAIN ON INVESTMENTS:    Net realized gain
(loss) on investments(20)2(34,133)(25,169)375,768276,168    Ne
NET REALIZED AND UNREALIZEDGAIN ON INVESTMENTS161,459199,0211,600,6682,021,412
NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS$77,861$76,363$256,223$318
,765$1,670,403$2,112,981 See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
               U.S. GovernmentTotal ReturnTCITCISecuritiesInvestmentGrowth
BalancedInvestment DivisionDivisionInvestmentInvestmentTotalNon-Qualified
QualifiedNon-QualifiedDivisionDivisionMaxim IIMaxim Series IIINVESTMENT
INCOME$513,416$352,846$268,841$263$7,981$1,971,365EXPENSES- mortality and expense  risks (Note 3)106,90173,42364,0043,5604,485550,355NET INVESTMENT
INCOME (LOSS)406,515279,423204,837(3,297)3,4961,421,010NET REALIZED AND
UNREALIZEDGAIN ON INVESTMENTS:    Net realized gain (loss) on investments
62460,001385,88958,01037,9515,047,557NET REALIZED AND UNREALIZEDGAIN ON
INVESTMENTS638,234437,306681,21164,18856,8535,860,352NET INCREASE IN NET
ASSETSRESULTING FROM OPERATIONS$1,044,749$716,729$886,048$60,891$60,349$7,281
,362See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF OPERATIONSYEAR ENDED DECEMBER 31, 1995      CorporateINVESCOINVESCO Small
MoneyBondBondADRCap GrowthMid-CapMarketInvestmentInvestmentInvestment
InvestmentInvestmentInvestmentDivisionDivisionDivisionDivisionDivision
DivisionMaxim Series IIIINVESTMENT INCOME$352$383$287$1,823$8,104$1,123
EXPENSES- mortality and expense  risks (Note 3)67342732741,719252NET
INVESTMENT INCOME285349141,5496,385871NET REALIZED AND UNREALIZEDGAIN ON
INVESTME
ts4001883,5044,95833,444NET REALIZED AND UNREALIZEDGAIN ON INVESTMENTS4002823
,8404,96433,513NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS$685$631$3,
854$6,513$39,898$871 See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995      Small-CapSmall-CapStockTotal T. Rowe PriceU
 .S. GovernmentIndexValueIndexReturnEquity/IncomeSecurities Investment
InvestmentInvestmentInvestmentInvestmentInvestmentDivisionDivisionDivision
DivisionDivisionDivisionMaxim Series IIIINVESTMENT INCOME$900$591$3,078$4,736
$4,431$2,625EXPENSES- mortality and expense  risks (Note 3)23976868509956355
NET INVESTMENT INCOME6615152,2104,2273,4752,270NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:    Net realized gain (loss) on investments92
EALIZED AND UNREALIZEDGAIN ON INVESTMENTS3,81044416,4782,88418,8401,419NET
INCREASE IN NET ASSETSRESULTING FROM OPERATIONS$4,471$959$18,688$7,111$22,315
$3,689 See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENT
OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
                                     TCITCITotalBalancedGrowthMaximInvestment
InvestmentSeriesDivisionDivisionIIIMaxim Series IIIINVESTMENT INCOME$375$$28,
808EXPENSES- mortality and expense  risks (Note 3)952295,946NET INVESTMENT
INCOME (LOSS)280(229)22,862NET REALIZED AND UNREALIZEDGAIN ON INVESTMENTS:
 Net realized gain (loss) on investments3(150)2,471    Net change in
unrealized appreciation    on investments9982,69787,951NET R
ONS$1,281$2,318$113,284See notes to financial statements.(Concluded)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994      Money
MarketBondInvestment DivisionInvestment DivisionNon-QualifiedQualifiedNon-
QualifiedQualified19951994199519941995199419951994Maxim Series I
FROM OPERATIONS:  Net investment income$1,775$1,023$1,382$362$4,166$3,306$1,
516$2,198  Net realized gain (loss)    on investments(1,240)14290273(15)  Net
 change in unrealized    appreciation (depreciation)    on investments1,2056,
554(6,320)3,641(4,130)      Increase (decrease) in net assets
resulting from operations1,7751,0231,34736210,862(2,924)5,430(1,947)FROM UNIT
 TRANSACTIONS:  Variable annuity contract:    Purchase payments 451
Redemptions(90)(90)(115,413)(39)(91)(90)(57)(71)  Net transfers f
t transactions(90)(90)(15,714)(39)(91)(90)(42,305)(71)INCREASE (DECREASE)
INNET ASSETS1,685933(14,367)32310,771(3,014)(36,875)(2,018)NET ASSETS:
Beginning of period40,62839,69514,36714,04478,68781,70152,47154,489  End of
period$42,313$40,628$0$14,367$89,458$78,687$15,596$52,471See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994       Stock
IndexTotal ReturnInvestment DivisionInvestment DivisionTotalQualifiedNon-
QualifiedMaxim I199519941995199419951994Maxim Series IFROM OPERATIONS:  Net
investment income$58$1,454$1,924$1,092$10,821$9,435  Net realized gain on investments24,8381,585864524,0991,705  Net change in unrealized
appreciation (depreciation)    on investments(15,183)(3,615)5,148(
8(1,409)36,285(5,471)FROM UNIT TRANSACTIONS:
  Variable annuity contract:    Purchase payments451    Redemptions(24)(40)
(30)(30)(115,705)(360)  Net transfers from (to) other     annuity contracts
(57,000)(17,012)17,012      Increase (decrease) in net assets
 resulting from unit transactions(57,024)(17,052)(30)16,982(115,254)(360)
INCREASE (DECREASE) INNET ASSETS(47,311)(17,628)7,12815,573(78,969)(5,831)NET
 ASSETS:  Beginning of period54,90772,53533,74218,169274,802280,633  End of period$7,596$54,907$40,870$33,742$195,833$274,802See notes to financ statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994
                                              Money MarketBondInvestment
DivisionInvestment Division Non-QualifiedQualifiedNon-QualifiedQualified199
51994199519941995199419951994Maxim Series IIFROM OPERATIONS:  Net investment income$77,861$50,064$76,363$40,179$94,764$110,629$119,744$111,543  Net
realized gain (loss)   on investments(20)(26)2(30)(34,133)(83,
95,592(146,511)224,190(196,563)      Increase (decrease) in net assets
 resulting from operations77,86150,06476,36340,179256,223(119,482)318,765
(116,012)FROM UNIT TRANSACTIONS:
  Variable annuity contract:    Purchase payments10,33211,43318,18035,9694,
59620,36741,00868,452    Redemptions(648,752)(1,083,139)(678,802)(665,037)
(327,662)(1,306,683)(376,661)(656,469)  Net transfers from (to) other annuity contracts183,205915,618288,908984,658(42,026)7,834171,834(144,284)
   Increase (decrease) in net assets        resulting from unit transactions
(455,215)(156,088)(371,714)355,590(365,092)(1,278,482)(163,819)(732,301)
INCREASE (DECREASE) INNET ASSETS(377,354)(106,024)(295,351)395,76
2,038,2513,436,2152,441,1813,289,494  End of period$1,617,451$1,994,805$1,713
,508$2,008,859$1,929,382$2,038,251$2,596,127$2,441,181See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994   Stock IndexU
 .S. Government SecuritiesInvestment DivisionInvestment DivisionNon-Qualified
QualifiedNon-QualifiedQualified19951994199519941995199419951994Maxim Series
 IIFROM OPERATIONS:  Net investment income$69,735$149,467$91,569$178,926$406,
515$401,409$279,423$268,740  Net realized gain (loss)    on investments375,
768164,278276,168186,157(77,528)(72,024)(22,695)(16,846
82,796)715,762(909,552)460,001(619,548)      Increase (decrease) in net
assets        resulting from operations1,670,403(115,415)2,112,981(117,713)1,
044,749(580,167)716,729(367,654)FROM UNIT TRANSACTIONS:  Variable annuity
contract:    Purchase payments45,499111,17779,742115,3926,12522,836
69,02847,017    Redemptions(1,475,317)(1,649,833)(1,143,409)(1,632,798)
(1,914,411)(3,904,695)(1,229,287)(2,241,491)  Net transfers (to) other annuity contracts19,699(125,827)(66,192)(298,160)10,477(826,443)(20,243)(458,
749)      (Decrease) in net assets        resulting  from unit transactions(1,
410,119)(1,664,483)(1,129,859)(1,815,566)(1,897,809)(4,708,302)(1,180,502)(2,
653,223)
INCREASE (DECREASE) INNET ASSETS260,284(1,779,898)983,122(1,933,279)(853,060)
(5,288,469)(463,773)(3,020,877)NET ASSETS:   Beginning of period5,666,9577,
446,8556,892,5508,825,8298,299,33613,587,8055,628,6138,649,490  End of period
$5,927,241$5,666,957$7,875,672$6,892,550$7,446,276$8,299,336$5,164,840$5,628,613
See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994      Total
ReturnTCI GrowthTCI BalancedInvestment DivisionInvestmentInvestmentTotalNon-
QualifiedDivisionDivisionMaxim  II
19951994199519941995199419951994Maxim Series IIFROM OPERATIONS:  Net
investment income (loss)$204,837$156,761$(3,297)$(5,484)$3,496$3,215$1,421,
010$1,465,449  Net realized gain   on investments295,322299,5706,17816,57418,
9022,389812,795465,450  Net change in unrealized    appreciation
(depreciation) on    investments385,889(715,438)58,010
(31,640)37,951(10,199)5,047,557(3,541,351)      Increase (decrease) in net
assets        resulting  from operations886,048(259,107)60,891(20,550)60,349
(4,595)7,281,362(1,610,452)FROM UNIT TRANSACTIONS:  Variable annuity contract
:    Purchase payments85,20168,0863,93716,65927,60011,340391,248528,728
Redemptions(961,238)(1,670,299)(53,950)(150,447)(94,347)(99,144)(8,903,836)
(15,060,035)  Net transfers from (to) other    annuity contracts(690,616)40,
936115,510(112,581)29,44416,998      Increase (decrease) i
)(8,512,588)(14,531,307)INCREASE (DECREASE) INNET ASSETS(680,605)(1,820,384)
126,388(266,919)23,046(75,401)(1,231,226)(16,141,759)NET ASSETS:  Beginning
of period5,048,7496,869,133228,595495,514288,179363,58040,536,07556,677,834
 End of period$4,368,144$5,048,749$354,983$228,595$311,225$288,179$39,304,849
$40,536,075See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994      INVESCO
   CorporateINVESCOSmall-CapMoneyBondADRGrowthMarketBondInvestmentInvestment
InvestmentMid-CapInvestmentInvestment Division (A)Division(F)Division(B)
Division(B)Investment Division (A)Division(E)19951994199519951995199519941995
Maxim Series III
FROM OPERATIONS:  Net investment income$285$19$349$14$1,549$6,385$61$871  Net
 realized gain   on investments943366692  Net change in unrealized    a
ppreciation (depreciation) on    investments400(11)1883,5044,95833,4441,973
    Increase in net assets        resulting  from operations68586313,8546,
51339,8982,036871FROM UNIT TRANSACTIONS:  Variable annuity contract:
Purchase payments13,4734,4378,98936,40252,547235,97646,639156,777
Redemptions(6,451)  Net transfers from (to) other    annuity contracts(1
547241,54646,639156,777INCREASE IN NET ASSETS14,1584,4459,62029,49959,060281,
44448,675157,648NET ASSETS:  Beginning of period4,44548,675  End of period$18
,603$4,445$9,620$29,499$59,060$330,119$48,675$157,648(A)  The Investment
Division commenced operations on September 19, 1994.(B)  The Investment
Division commenced operations on January 6, 1995.(E)  The Investment Division commenced operations on August 4, 1995.(F)  The Investment Division commenced operations on August 8, 1995.See notes to financial state
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994    T.
RoweSmall-CapPriceValueEquity/IncomeSmall-Cap IndexInvestmentStock IndexTotal
 ReturnInvestmentInvestment Division (A)Division(D)Investment Division
(A)Investment Division (A)Division(B)19951994199519951994199519941995Maxim
Series III FROM OPERATIONS:  Net investment income$661$34$515$2,210$498$4,227
$373$3,475  Net realized gain (loss)   on investments9(1)22,144191
(357)18,837      Increase (decrease) in net assets        resulting  from
operations4,471(371)95918,688(235)7,1111722,315FROM UNIT TRANSACTIONS:
Variable annuity contract:    Purchase payments8,86610,0037,138177,47622,
70386,35020,145221,192    Redemptions(1,506)  Net transfers from other
annuity contracts9,9815,84210,022      Increase in net assets resulting
  from unit transactions18,84710,0037,138183,31822,70386,35020,145229,708
INCREASE IN NET ASSETS23,3189,6328,097202,00622,46893,46120,162252,02
$113,623$20,162$252,023(A)  The Investment Division commenced operations on
September 19, 1994.(B)  The Investment Division commenced operations on
January 6, 1995.(D)  The Investment Division commenced operations on March 9,
 1995.See notes to financial statements.(Continued)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYSTATEMENTS
OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994U.S.
GovernmentTCISecuritiesTCIGrowthInvestmentBalancedInvestmentTotalDivision(C)
Investment Division (A)Division(C)Maxim Series III199519951994199519951994
Maxim Series IIIFROM OPERATIONS:  Net investment income (loss)$2,270$280$14$
(229)$22,862$999  Net realized gain (loss)   on investments(54)3(150)2,4713
Net change in unrealized
    appreciation on    investments1,473998432,69787,951510      Increase in
net assets resulting        from operations3,6891,281572,318113,2841,512FROM
UNIT TRANSACTIONS:  Variable annuity contract:    Purchase payments173,65467,
0611,90983,2371,329,138105,836    Redemptions(6,452)(14,409)  Net transfers
from (to) other    annuity contracts(12,684)21,00735,432      Increase in net
 assets resulting        from unit transactions160,97088,0681,90976,7851,350,
161105,836 INCREASE IN NET ASSETS164,65989,3491,9667
103$1,570,793$107,348(A)  The Investment Division commenced operations on
September 19, 1994.(C)  The Investment Division commenced operations on
January 18, 1995.See notes to financial statements. (Concluded)
MAXIM SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANYNOTES TO
FINANCIAL STATEMENTSYEARS ENDED DECEMBER 31, 1995 AND 1994    1.	HISTORY OF
THE SERIES ACCOUNT	The Maxim Series Account of Great-West Life & Annuity
Insurance Company (the Series Account) is a separate account of Great-West
Life & Annuity Insurance Company (the Company) and was established under
Kansas law on June 24, 1981. In 1990 the Series Account was amended to conform to and comply with Colorado law in connection with the Compa
Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

	The Series Account has various investment divisions which invest in shares of an open-end management investment companies as follows:

Investment DivisionMutual Fund InvestmentMaxim Series I:   Money Market
Maxim Series Fund, Inc. - Money Market   Bond   Maxim Series Fund, Inc. -
Bond   Stock Index   Maxim Series Fund, Inc. - Stock Index   Total Return
Maxim Series Fund, Inc. - Total Return   U.S. Government Securities   Maxim
Series Fund, Inc. - U.S. Government SecuritiesMaxim Series II:   Money Market
   Maxim Series Fund, Inc. - Money Market
   Bond   Maxim Series Fund, Inc. - Bond   Stock Index   Maxim Series Fund,
Inc. - Stock Index   U.S. Government Securities   Maxim Series Fund, Inc. -
U.S. Government Securities   Total Return   Maxim Series Fund, Inc. - Total
Return   TCI Growth   TCI Portfolios, Inc. - TCI Growth   TCI Balanced   TCI
Portfolios, Inc. - TCI BalancedMaxim Series III:   Bond   Maxim Series Fund,
Inc. - Bond   Corporate Bond   Maxim Series Fund, Inc. - Corporate Bond
INVESCO ADR   Maxim Series Fund, Inc. - INVESCO ADR   IN
, Inc. - Mid-Cap   Money Market   Maxim Series Fund, Inc. - Money Market
Small-Cap Index   Maxim Series Fund, Inc. - Small-Cap Index   Small-Cap Value
   Maxim Series Fund, Inc. - Small-Cap Value   Stock Index   Maxim Series
Fund, Inc. - Stock Index   Total Return   Maxim Series Fund, Inc. - Total
Return   T. Rowe Price Equity/Income   Maxim Series Fund, Inc. - T. Rowe
Price Equity/Income   U.S. Government Securities   Maxim Series Fund, Inc. -
U.S. Government Securities   TCI Balanced   TCI Portfolios, In
rative charges of the Series Account were changed by a vote of the Board of Directors. Contracts purchased prior to September 24, 1984 (Maxim I Series) were and will remain on the previous charges while contracts purchased after September 24, 1984 (Maxim II Series) are charged with the new amounts (see
Note 3). As a result of changes in the administrative charges, the contracts purchased after September 24, 1984 are being accounted for separately.

	As of September 19, 1994, the Company began offering a new contract in the Series Account (Maxim III Series). The administrative charges for these contracts differ from the administrative charges for contracts in the Maxim I
 Series and the Maxim II Series (see Note 3) and are therefore, accounted for separately.

2.	SIGNIFICANT ACCOUNTING POLICIES

	The following is a summary of significant accounting policies of the Series
Account which are in accordance with the accounting principles generally accepted in the investment company industry:

	a.	Security Transactions - Security transactions are recorded on the trade date.  Cost of investments sold is determined on the basis of identified cost.

		Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

	b.	Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by each portfolio at year end.

		The cost of investments represents shares of the Funds which were purchased by the Series Account.  Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Funds.

	c.	Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves.  Under existing federal income tax law, this income is not taxed to the extent it is applied to increase reserves under a contract.  The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

3.	CHARGES UNDER THE CONTRACTS

a.	Contract Maintenance Charge - On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $30 for contracts purchased before September
24, 1984 and $35 for contracts purchased after September 24, 1984, as compensation for the administrative services provided to contract owners. To compensate the Company for administrative services for contracts issued after September 19, 1994, a contract maintenance charge of $27 blished after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining.

b.	Charges Incurred for Total or Partial Surrenders - Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" for contracts purchased after September 19, 1994, is an amount equal to 10% of the participant account value at December 31 of the calendar year p

	c.	Deductions for Assumption of Mortality and Expense Risks - The Company
deducts an amount, computed daily, from the net asset value of the Series
Account investments, equal to an annual rate of 1.25% (1.00% allocable to mortality risk and .25% allocable to expense risk) for the contracts purchased before September 24, 1984.  For contracts purchased after September
 24, 1984 and through September 19, 1994, the annual rate is 1.4% (1.0%
allocable to the mortality risk and .4% allocable to the expense risk).
lity risk and .4% allocable to the expense risk).  This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.  The level of this charge is guaranteed and will not change.

	d.	Deductions for Premium Taxes - The Company currently will pay any applicable premium tax or other tax, levied by any government, when due. If the contract value is used to purchase an annuity under the annuity options, the dollar amount of any premium tax previously paid or payable upon annuitization by the Company will be charged against the contract value.

4.	RELATED-PARTY SERVICES

	The Company's parent, The Great-West Life Assurance Company, serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the Funds to compensate The Great-West Life Assurance Company for investment advisory services.

5.	COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

	The following is a summary of the net assets applicable to outstanding units of capital at December 31, 1995,
for each investment division.

Total Maxim IVariableAnnuityMaxim Series IContractUnitsUnit ValueLiabilitiesN
ET ASSETS APPLICABLE TOOUTSTANDING UNITS OF CAPITAL:Investment Division:
Money Market\Non-Qualified2,022.8635$20.917450$42,313   Bond\Non-Qualified
2,732.240932.74163189,458   Bond\Qualified523.121829.81419815,596   Stock
Index\Qualified176.421543.0535227,596   Total Return\Non-Qualified2301.961117
 .75422640,870TOTAL$195,833Total Maxim IIVariableAnnuityMaxim Series II
ContractUnitsUnit ValueLiabilitiesNET ASSETS APPLICABLE TO OUTSTA
UNITS OF CAPITAL:Investment Division:   Money Market\Non-Qualified97,581.5613
$16.575379$1,617,451   Money Market\Qualified104,679.986716.3690111,713,508
 Bond\Non-Qualified79,442.168924.2866281,929,382   Bond\Qualified106,047.
411124.4808192,596,127   Stock Index\Non-Qualified171,678.121134.5253145,927,
241   Stock Index\Qualified224,763.463335.0398247,875,672   U.S. Government
Securities/Non-Qualified325,518.954922.8750927,446,276
   U.S. Government Securities/Qualified228,062.150022.6466325,164,840   Total
 Return/Non-Qualified239,974.080018.2025644,368,144   TCI Growth25,359.370013
 .998108354,983   TCI Balanced24,517.398712.694029311,225TOTAL$39,304,849Total
 Maxim IIIVariableAnnuityMaxim Series IIIContractUnitsUnit ValueLiabilities
NET ASSETS APPLICABLE TOOUTSTANDING UNITS OF CAPITAL:Investment Division:
Bond1,675.7464
11.101086$18,603   Corporate Bond799.345312.0348439,620   INVESCO ADR2,623.
005711.24614729,499   INVESCO Small-Cap Growth4,511.192713.09183659,060   Mid
-Cap24,467.206713.492314330,119   Money Market15,499.451710.171228157,648
Small-Cap Index2,705.627612.17832532,950   Small-Cap Value697.922511.6011158,
097   Stock Index17,200.316113.050552224,474   Total Return9,694.707111.
720092113,623   T. Rowe Price Equity/Income19,500.3669
12.924009252,023   U.S. Government Securities14,812.671811.116098164,659
  TCI Balanced7,745.099711.79006391,315   TCI Growth6,110.860812.94458579,103
TOTAL$1,570,793
6.	SELECTED DATA	The following is a summary of selected data for a unit of
capital of the Series Account at the beginning and end of the year and the
number of units outstanding at December 31, 1995, 1994, 1993, 1992	and 1991,
by investment division:Money MarketMoney MarketBondBond
Stock IndexTotal ReturnMaxim Series INon-QualifiedQualifiedNon-Qualified
QualifiedQualifiedNon-Qualified1995Beginning Unit Value$     20.04$
20.01$     28.77$     26.21$     32.29$     14.65Ending Unit Value$     20.92
$     0.0$     32.74$     29.81$     43.05$     17.75Number of Units
Outstanding2,022.8602,732.24523.12176.422,301.961994Beginning Unit Value$
 19.54$     19.51$     29.84$     27.18$     32.65$     15.24Ending Unit
Value$     20.04$     20.01$     28.77$     26.21$     32.29$     14.65N
23$     19.21$     27.83$     25.36$     30.10$     13.75Ending Unit Value$
     19.54$     19.51$     29.84$     27.18$     32.65$     15.24Number of
Units Outstanding2,031.80720.032,738.152,004.452,221.731,192.301992
Beginning Unit Value$     18.82$     18.79$     26.52$     24.17$     28.79$
    13.21Ending Unit Value$     19.23$     19.21$     27.83$     25.36$
 30.10$     13.75Number of Units Outstanding1,003.501,892.893,360.642,300.772
,651.871,510.031991Beginning Unit Value$     18.00$     17.97$     23.41$
 21.34$     23.64$     10.96Ending Unit Value$     18.82$     18.79$
26.52$     24.17$     28.79$     13.21Number of Units Outstanding
1,006.661,896.423,363.882,304.073,867.943,184.91(Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and 1991, by investment division:U.S. GovernmentU.S. GovernmentMoney Market
Money MarketBondBondStock IndexStock IndexSecuritiesSecuritiesTotal ReturnTCI
TCIMaxim Series IINon-QualifiedQualifiedNon-QualifiedQualifiedNon-Qualified
QualifiedNon-QualifiedQualifiedNon-QualifiedGrowthBalanc
      26.19$            19.98$            19.78$          15.04$       10.82$
       10.62Ending Unit Value$        16.58$        16.37$        24.29$
   24.48$        34.53$        35.04$            22.88$            22.65$
      18.20$       14.00$       12.69Number of Units Outstanding97,581.56104,
679.9979,442.17106,047.41171,678.12224,763.46325,518.95228,062.15239,974.0825
,359.3724,517.401994Beginning Unit Value$        15.53$        15.33$
22.20$        22.38$        26.13$        26.52$
$        15.71$        21.37$        21.54$        25.81$        26.19$
     19.98$            19.78$          15.04$       10.82$       10.62Number
of Units Outstanding125,420.05127,897.7795,366.99113,313.38219,588.42263,158.
31415,446.66284,597.25335,713.5721,121.8927,124.381993Beginning Unit Value$
      15.31$        15.12$        20.74$        20.90$        24.12$
24.48$            19.41$            19.21$          14.16$       10.20$
 10.08Ending Unit Value$        15.53$        15.33
 .67$       11.11$       10.71Number of Units Outstanding135,293.72105,196.
10154,786.15147,002.74284,941.95332,747.75649,198.60417,423.10438,337.9944,
619.5733,951.491992Beginning Unit Value$        15.00$        14.82$
19.79$        19.95$        23.11$        23.45$            18.06$
 17.88$          13.62 $       10.00$       10.00Ending Unit Value$        15
 .31$        15.12$        20.74$        20.90$        24.12$        24.48$
         19.41$            19.21$          14.16$
816,505.97505,474.92542,293.1015,624.732,641.92
1991Beginning Unit Value$        14.37$        14.19$        17.50$        17
 .64$        18.99$        19.28$            16.02$            15.86$
 11.32  Ending Unit Value$        15.00$        14.82$        19.79$
19.95$        23.11$        23.45$            18.06$            17.88$
   13.62 Number of Units Outstanding284,668.71363,738.75252,185.60212,576.
52388,401.51472,092.051,053,158.69654,340.84618,231.93 (A)  The Investment
Divisions commenced operations on December 1, 1992, at a
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and 1991, by investment division:T. RoweINVESCOPriceU.S.CorporateINVESCOSmall
-CapMoney
Small-CapSmall-CapStockTotalEquity/GovernmentTCITCIMaxim Series IIIBondBond
ADRGrowthMid-CapMarketIndexValueIndexReturnIncomeSecuritiesBalancedGrowth(A)
(F)(B)(B)(A)(E)(A)(D)(A)(A)(B)(C)(A)(C)1995Beginning Unit Value$      9.76$
   10.00$     10.00$     10.00$     10.80$     10.00$      9.77$     10.00$
    9.74$       9.67$     10.00$     10.00$      9.85$     10.00Ending Unit
Value$     11.10$     12.03$     11.25$     13.09$     13.49$     10.17$
12.18$     11.60$     13.05$     11.72$     12.92$
97.9217,200.329,694.7119,500.3714,812.677,745.106,110.861994Beginning Unit
Value$    10.00$    10.00$   10.00$     10.00$     10.00$    10.00Ending Unit
Value$     9.76$    10.80
$   9.77$       9.74$       9.67$     9.85Number of Units Outstanding455.624,
508.26986.292,306.482,085.24199.55(A)  The Investment Division commenced operations on September 19, 1994, at a unit value of $10.00.(B)  The
Investment Division commenced operations on January 6, 1995, at a unit value of $10.00.(C)  The Investment Division commenced operations on January 18,
1995, at a unit value of $10.00.(D)  The Investment Division commenced operations on March 9, 1995, at a unit value of $10.00.(E)  The Invest ion commenced operations on August 8, 1995, at a unit value of $10.00.
 (Concluded)
7.	CHANGE IN SHARESThe following is a summary of the net change in the total investment shares held in each of the respective mutual funds:For the year ended December 31,19951994Maxim Series IMaxim Series Fund, Inc.- Money Market
/Non-Qualified1,683932Maxim Series Fund, Inc.- Money Market/Qualified(14,386)
323Maxim Series Fund, Inc.- Bond/Non-Qualified3,4102,749Maxim Series Fund,
Inc.- Bond/Qualified(33,538)1,821Maxim Series Fund, Inc.- Stock Index/
Qualified(32,792)(9,920)Maxim Series Fund, Inc.- Total Return
043)Maxim Series Fund, Inc.- Money Market/Qualified(295,173)395,470Maxim
Series Fund, Inc.- Bond/Non-Qualified(226,940)(1,004,256)Maxim Series Fund,
Inc.- Bond/Qualified(39,815)(529,750)Maxim Series Fund, Inc.- Stock Index/Non
-Qualified(789,596)(997,954)Maxim Series Fund, Inc.- Stock Index/Qualified
(623,632)(1,065,089)Maxim Series Fund, Inc.- U.S. Government Securities/Non
-Qualified(1,418,380)(4,098,228)Maxim Series Fund, Inc.- U.S. Government
Securities/Qualified(857,605)(2,267,884)Maxim Series Fund, Inc.-
TCI Portfolios, Inc.- TCI Balanced(4,145)(11,549)Maxim Series IIIMaxim Series
 Fund, Inc.- Bond5,2583,899Maxim Series Fund, Inc.- Corporate Bond8,357Maxim
Series Fund, Inc.- INVESCO ADR26,213Maxim Series Fund, Inc.- INVESCO Small
-Cap Growth39,962Maxim Series Fund, Inc.- Mid-Cap187,69044,255Maxim Series
Fund, Inc.- Money Market157,557Maxim Series Fund, Inc.- Small-Cap Index18,
07510,140Maxim Series Fund, Inc.- Small-Cap Value7,589Maxim Series Fund, Inc.
- Stock Index80,92214,981Maxim Series Fund, Inc.- Total Re
Government Securities120,741TCI Portfolios, Inc.- TCI Balanced6,024330TCI
Portfolios, Inc.- TCI Growth5,936